UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Schultze Asset Management, LLC
Address: 3000 Westchester Avenue

         Purchase, NY  10577

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George J. Schultze
Title:     Managing Member
Phone:     914-701-5260

Signature, Place, and Date of Signing:

     George J. Schultze     Purchase, NY     May 06, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $110,723 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALDERWOODS GROUP INC           COM              014383103     6053   486588 SH       Sole                   486588        0        0
CHIQUITA BRANDS INTL INC       COM              170032809    10569   394674 SH       Sole                   394674        0        0
CONSECO INC                    COM NEW          208464883     1422    69662 SH       Sole                    69662        0        0
GENTEK INC                     COM NEW          37245x203      417    25300 SH       Sole                    25300        0        0
IMPERIAL SUGAR CO NEW          COM NEW          453096208    21190  1523341 SH       Sole                  1523341        0        0
INTERNATIONAL STL GROUP INC    COM              460377104    16167   409298 SH       Sole                   409298        0        0
JAMES RIVER COAL CO            COM NEW          470355207      307     8005 SH       Sole                     8005        0        0
KRISPY KREME DOUGHNUTS INC     COM              501014104     1916   251086 SH       Sole                   251086        0        0
LAIDLAW INTL INC               COM              50730r102     5462   262613 SH       Sole                   262613        0        0
MCI INC                        COM              552691107    17655   709017 SH       Sole                   709017        0        0
NEENAH PAPER INC               COM              640079109     1244    36991 SH       Sole                    36991        0        0
PIONEER NAT RES CO             COM              723787107     1264    29606 SH       Sole                    29606        0        0
RITE AID CORP                  COM              767754104     1008   254454 SH       Sole                   254454        0        0
UNOCAL CORP                    COM              915289102     4770    77320 SH       Sole                    77320        0        0
USA MOBILITY INC               COM              90341g103      503    15515 SH       Sole                    15515        0        0
WASHINGTON GROUP INTL INC      COM NEW          938862208    20776   461797 SH       Sole                   461797        0        0
